Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
EQ/T. Rowe Price Health Sciences Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/T. Rowe Price Health Sciences Portfolio – Class IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, its turnover rate as of the most recent fiscal year end is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”). The Portfolio defines the health sciences industry broadly and divides it into four main areas: pharmaceutical companies; health care services companies; medical products and devices providers; and biotechnology firms. The Portfolio’s allocation among these four areas will vary depending on the relative potential the Sub-Adviser sees within each area and the outlook for the overall health sciences sector. While the Portfolio can invest in companies of any size, the majority of the Portfolio’s assets are expected to be invested in large- and mid-capitalization companies. The Portfolio is non-diversified, which means that it may invest a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified portfolio.

The Sub-Adviser will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the Portfolio will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. However, when stock valuations seem unusually high, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized. The Portfolio generally seeks investments in companies that are developing new and effective medicines, as well as companies whose business models reduce costs or improve quality in health care systems.

In pursuing the Portfolio’s investment objective, the Sub-Adviser has the discretion to deviate from its normal investment criteria. These situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks, including emerging market stocks, and options (which are derivative transactions) in keeping with the Portfolio’s objectives. The Portfolio may write call and put options primarily as a means of generating additional income. Normally, the Portfolio will own the securities on which it writes call or put options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio also may lend its portfolio securities to earn additional income.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”). The Portfolio defines the health sciences industry broadly and divides it into four main areas: pharmaceutical companies; health care services companies; medical products and devices providers; and biotechnology firms.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

The following risks are described in alphabetical order and not in order of importance or potential exposure.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Focused Portfolio Risk: The Portfolio employs a strategy of investing in the securities of a limited number of companies. As a result, the Portfolio, which is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. To the extent that the Portfolio concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Portfolio may be adversely affected by the performance of those securities, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. A portfolio using such a focused or concentrated investment strategy may experience greater performance volatility than a portfolio that is more broadly invested.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity, which could adversely affect the value of the Portfolio’s investments. Any further withdrawals from the EU could cause additional market disruption globally.

Geographic Concentration Risk: To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Portfolio to carry out transactions. If the Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than those involving domestic transactions.
Health Sciences Companies Risk: Health sciences companies can be adversely affected by, among other things, intense competitive challenges; the need for government approval to offer products and services; product obsolescence; the failure of the issuer to develop new products; the expiration of patent rights; and legislative or regulatory changes, which can increase the cost of bringing new products to market and thereby reduce profits.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case, both “growth” and “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price. Value stocks are subject to the risks that, notwithstanding that a stock is selling at a discount to its perceived true worth, the stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually have been appropriately priced at the time of investment.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. In addition, markets and market-participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Mid-Cap and Small-Cap Company Risk: The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Portfolio Risk: The Portfolio is newly or recently established and has limited operating history. The Portfolio may not be successful in implementing its investment strategy, and there can be no assurance that the Portfolio will grow to or maintain an economically viable size, which could result in the Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Sector Risk: To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focused Portfolio Risk: The Portfolio employs a strategy of investing in the securities of a limited number of companies. As a result, the Portfolio, which is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. To the extent that the Portfolio concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Portfolio may be adversely affected by the performance of those securities, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. A portfolio using such a focused or concentrated investment strategy may experience greater performance volatility than a portfolio that is more broadly invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.
EQ/T. Rowe Price Health Sciences Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	381
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
EQ/T. Rowe Price Health Sciences Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 303

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares and 0.95% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.